Cash and cash equivalents and Marketable securities	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents and Marketable securities

7.	Cash and cash equivalents and Marketable securities

7.1.	Cash and cash equivalents
	12.31.2021	12.31.2020
Cash at bank and in hand	299	552
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,951	2,592
Other investment funds	163	28
	2,114	2,620
- Abroad
Time deposits	4,310	2,574
Automatic investing accounts and interest checking accounts	3,732	5,633
Other financial investments	12	332
	8,054	8,539
Total short-term financial investments	10,168	11,159
Total cash and cash equivalents	10,467	11,711

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds that can be redeemed immediately, as well as reverse repurchase agreements that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

7.1.1.	Accounting policy for cash and cash equivalents

Cash and cash equivalents comprise cash on hand, term deposits with banks and short-term highly-liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

7.2.	Marketable securities
			12.31.2021			12.31.2020
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	650	−	650	652	−	652
Amortized cost	44	−	44	44	7	51
Total	694	−	694	696	7	703
Current	650	−	650	652	7	659
Non-current	44	−	44	44	−	44

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds. These financial investments have maturities of more than three months and are generally classified as current assets due to their maturity or the expectation of their realization in the short term.

7.2.1.	Accounting policy for marketable securities

Marketable securities are initially measured at fair value and their subsequent measurement depends on their classification:

·	Amortized cost: when the contractual terms of the security give rise on specified dates to cash flows arising only from payments of principal and interest on the principal amount outstanding, and the business model’s objective is to hold the security in order to collect contractual cash flows. The interest income is based on the effective interest method.
·	Fair value through profit or loss: all other marketable securities.